Document and Entity Information	0 Months Ended
Nov. 28, 2014
Risk/Return:
Document Type	497
Document Period End Date	Nov. 28, 2014
Registrant Name	MFS SERIES TRUST X
Central Index Key	0000783740
Amendment Flag	false
Document Creation Date	Nov. 28, 2014
Document Effective Date	Nov. 28, 2014
Prospectus Date	Sep. 28, 2014
MFS® Absolute Return Fund | A
Risk/Return:
Trading Symbol	MRNAX
MFS® Absolute Return Fund | B
Risk/Return:
Trading Symbol	MRNBX
MFS® Absolute Return Fund | C
Risk/Return:
Trading Symbol	MRNCX
MFS® Absolute Return Fund | I
Risk/Return:
Trading Symbol	MRNIX
MFS® Absolute Return Fund | R1
Risk/Return:
Trading Symbol	MRNRX
MFS® Absolute Return Fund | R2
Risk/Return:
Trading Symbol	MRNSX
MFS® Absolute Return Fund | R3
Risk/Return:
Trading Symbol	MRNTX
MFS® Absolute Return Fund | R4
Risk/Return:
Trading Symbol	MRNUX
MFS® Absolute Return Fund | R5
Risk/Return:
Trading Symbol	MRNVX